Discontinued operations, assets held for sale and liabilities associated with assets held for sale	6 Months Ended
Jun. 30, 2026
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Discontinued operations, assets held for sale and liabilities associated with assets held for sale

8.Discontinued operations, assets held for sale and liabilities associated with assets held for sale

Sale of the Caruso Brand

The amounts presented in the interim condensed consolidated statement of profit or loss under discontinued operations relate to Caruso. On February 6, 2026, the Group completed the sale of Caruso, a luxury Italian menswear manufacturer and brand, to MondeVita Italy S.r.l., a subsidiary of Mondevo Group. This business was classified as a held-for-sale disposal group at December 31, 2025 with its results for the period presented as discontinued operations. For further information regarding the sale of the Caruso Brand, refer to Note 12 – Discontinued operations, assets held for sale and liabilities associated with assets held for sale of the Annual Consolidated Financial Statements.

Strategic Partnership for the Sergio Rossi Factory

On January 22, 2026, GIEFEBI S.r.l. completed the acquisition of a 70% share capital interest in FAM Industrial S.r.l. (“NewCo”), a newly incorporated entity established by SERGIO ROSSI S.p.A.

Following the completion of the acquisition, SERGIO ROSSI S.p.A. retained a 30% equity stake in NewCo. This investment is accounted for under the equity method based on the Group’s proportional ownership interest. Further details on the disposal of NewCo are set out in Note 12 – Discontinued operations, assets held for sale and liabilities associated with assets held for sale of the Annual Consolidated Financial Statements.

As at June 30, 2026, the carrying amount of this investment amounted to €2,753 thousand.